Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 9. Income Taxes

The Company has recognized a deferred tax liability of $4.1 million as of September 30, 2018 and December 31, 2017 related to the purchase of the AmiKet IPR&D. This deferred tax liability was recorded to account for the book vs. tax basis difference related to the IPR&D intangible asset, which was recorded in connection with the merger with Epicept Ltd. This deferred tax liability was excluded from sources of future taxable income, as the timing of its reversal cannot be predicted due to the indefinite life of this IPR&D. Accordingly, this deferred tax liability cannot be used to offset the valuation allowance.

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company’s deferred tax assets relate primarily to its net operating loss carryforwards and other balance sheet basis differences. In accordance with
ASC 740, “Income Taxes,
” the Company recorded a valuation allowance to fully offset the gross deferred tax asset, because it is not more likely than not that the Company will realize future benefits associated with these deferred tax assets at September 30, 2018 and December 31, 2017.

Note 13. Income Taxes

The Tax Cuts and Jobs Act (the "Act") was enacted in December 2017. Among other things, the Act reduces the U.S. federal corporate tax rate from 34 percent to 21 percent, eliminates the alternative minimum tax (“AMT”) for corporations, and creates a one-time deemed repatriation of profits earned outside of the U.S. The reduction of the corporate tax rate resulted in a write-down of the deferred tax liability of approximately $1.8 million, resulting in a deferred income tax benefit. The tax rate reduction also resulted in a write-down of the gross deferred tax asset of approximately $6.4 million, and a corresponding write-down of the valuation allowance.

We recorded a deferred tax liability of $4.1 million and $5.9 million as of December 31, 2017 and 2016, respectively, related to the purchase of the AmiKet IPR&D. This deferred tax liability was recorded to account for the book vs. tax basis difference related to the IPR&D intangible asset, which was recorded in connection with the Merger. This deferred tax liability was excluded from sources of future taxable income, as the timing of its reversal cannot be predicted due to the indefinite life of this IPR&D. As such, this deferred tax liability cannot be used to offset the valuation allowance. During the year ended December 31, 2016, the AmiKet IPR&D was written down to $15.0 million resulting in a reduction of the deferred tax liability by $4.9 million (see Note 3).

Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Our deferred tax assets relate primarily to its net operating loss carryforwards and other balance sheet basis differences. In accordance with ASC 740, “Income Taxes,” we recorded a valuation allowance to fully offset the gross deferred tax asset, because it is not more likely than not that wewill realize future benefits associated with these deferred tax assets at December 31, 2017 and 2016.

At December 31, 2017 and 2016, we had deferred tax assets of $27.5 million and $31.1 million, respectively, against which a full valuation allowance of $27.5 million and $31.1 million, respectively, had been recorded. The determination of this valuation allowance did not take into account our deferred tax liability for IPR&D assigned an indefinite life for book purposes, also known as a “naked credit” in the amount of $4.1 million and $5.9 million at December 31, 2017 and 2016, respectively. The change in the valuation allowance for the year ended December 31, 2017 was a decrease of $3.6 million. The decrease in the valuation allowance for the year ended December 31, 2017 was mainly attributable to the decrease in the gross deferred tax assets caused by the decrease in the corporate tax rate, net of increases in net operating losses and accrued liabilities. Significant components of our deferred tax assets at December 31, 2017 and 2016 are as follows ($ in thousands):

	December 31,
	2017	2016
Deferred tax assets:
Property, plant & equipment	$81	$5
Accrued liabilities	2,619	3,894
Losses on debt extinguishment	458	45
Net operating loss carryforwards - U.S.	13,591	13,420
Net operating loss carryforwards - Israel	6,766	6,766
Stock-based compensation	4,014	5,435
Gross deferred tax assets	27,529	29,565
Valuation allowance	(27,529)	(29,565)
Gross deferred tax assets after valuation allowance	-	-
Deferred tax liability - AmiKet IPR&D assets	(4,142)	(5,933)
Net deferred tax liability	$(4,142)	$(5,933)

A reconciliation of the federal statutory tax rate and the effective tax rates for the years ended December 31, 2017 and 2016 is as follows:

	For the Year Ended
	December 31,
	2017	2016
U.S. federal statutory tax rate	34.0%	34.0%
State income taxes, net of federal benefit	(5.0)	4.9
U.S. vs. foreign tax rate differential	(1.3)	(1.0)
Impact of tax law change	(32.5)	-
Deferred tax adjustments	(2.5)	-
Other	(1.1)	(2.1)
Change in valuation allowance	18.3	(22.9)
Effective tax rate	9.9%	12.9%

We had approximately $127.9 million and $95.0 million of available gross net operating loss (“NOL”) carryforwards (federal, state and Israel) as of December 31, 2017 and 2016, respectively. Sections 382 and 383 of the Internal Revenue Code, and similar state regulations, contain provisions that may limit the NOL carryforwards available to be used to offset income in any given year upon the occurrence of certain events, including changes in the ownership interests of significant stockholders. In the event of a cumulative change in ownership in excess of 50% over a three-year period, the amount of the NOL carryforwards that we may utilize in any one year may be limited. We reduced our tax attributes (NOLs and tax credits) as a result of our ownership changes in 2007, 2009, 2013, 2015, and 2016 and the limitation placed on the utilization of its tax attributes, as a substantial portion of the NOLs and tax credits generated prior to the ownership changes will likely expire unused. The most significant reduction in tax attributes occurred in 2013 as a result of the Merger with Epicept. We do not have any material foreign earnings, due to a history of losses in its foreign subsidiary.

A reconciliation of our NOLs for the years ended December 31, 2017 and 2016 is as follows ($ in thousands):

	December 31,
	2017	2016
U.S. Federal NOLs	$49,157	$33,953
U.S. State NOLs	49,341	33,940
Israel NOLs	29,417	27,066
Total NOLs	$127,915	$94,959

Our federal and state NOLs of approximately $49.2 million and $49.3 million, respectively, begin to expire from 2030 through 2037. Our Israel NOL of $29.4 million does not expire.

We have adopted guidance on accounting for uncertainty in income taxes which clarified the accounting for income taxes by prescribing the minimum threshold a tax position is required to meet before being recognized in the financial statements as well as guidance on de-recognition, measurement, classification and disclosure of tax positions. We have gross liabilities recorded of $70,000 and $60,000 for the years ended December 31, 2017 and 2016, respectively, to account for potential income tax exposure. We are obligated to file income tax returns in the U.S. federal jurisdiction, Israel and various U.S. states. However, because we had losses in the past, all prior years that generated NOLs are open and subject to audit examination in relation to the NOL generated from those years. A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows ($ in thousands):

	2017	2016
Balance at January 1,	$60	$50
Additions related to tax positions	10	10
Reductions related to tax positions	-	-
Balance at December 31,	$70	$60

Our evaluation of uncertain tax positions was performed for the tax years ended December 31, 2013 and forward, the tax years which remain subject to examination by major taxing jurisdictions as of December 31, 2017.